Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net (Loss) Income Per Share	Net (Loss) Income Per Share
The following table sets forth the computation of basic and diluted net (loss) income per share of the Company's common stock, net of non-controlling interest:

	Year Ended December 31,
	2025	2024	2023
Numerator:
Net loss attributable to ordinary shareholders from continuing operations	$(54,071)	$(104,477)	$(38,790)
Net income (loss) attributable to ordinary shareholders from discontinued operations	—	8,758	(638)
Net loss attributable to ordinary shareholders	$(54,071)	$(95,719)	$(39,428)

Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share	456,830,533	456,471,923	427,986,755

Basic and diluted (loss) income per share
Net loss per share from continuing operations	$(0.12)	$(0.23)	$(0.09)
Net income per share from discontinued operations	$—	$0.02	$—
Net loss per share	$(0.12)	$(0.21)	$(0.09)
Basic and diluted net (loss) income per share are computed using the weighted average number of ordinary shares outstanding during the period.
The following is a summary of outstanding potential ordinary shares that have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2025	2024	2023
Convertible debt	59,116,156	33,773,015	32,220,497
RSUs	6,437,362	1,742,676	—
Warrants (1)	—	—	—
(1) Although exercisable into 10,000,000 ordinary shares for the year ended December 31, 2025, the warrants were excluded from basic and diluted EPS calculation because they were out‑of‑the‑money See Note 14. Shareholders' Equity (Deficit) for additional details.